SECURED DEBT (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jun. 09, 2023 CAD ($)	Jun. 09, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 17, 2021 CAD ($)	Dec. 17, 2021 USD ($)
Unsecured debentures and term loans, net
Repayments of current borrowings	$ 56,200	$ 42.1	$ 56,234	$ 0
Outstanding borrowings			$ 2,965,169	2,896,622
Secured Construction Loan
Unsecured debentures and term loans, net
Secured bank loans received						$ 59,900	$ 44.3
Outstanding borrowings				$ 51,400	$ 38.0